Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI Intl Small-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor Intl Small-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.9%
Abacus Property Group	99,280	$193,123
Ansell Ltd.	35,190	993,183
Austal Ltd.	84,375	160,574
Australian Pharmaceutical Industries Ltd.	100,896	77,585
BWP Trust	128,863	362,881
Cedar Woods Properties Ltd.	16,298	65,696
Centuria Industrial REIT	62,657	135,083
Charter Hall Group	122,407	1,060,751
Credit Corp. Group Ltd.	13,638	175,456
CSR Ltd.	129,653	401,525
Data#3 Ltd.	38,295	167,541
Dicker Data Ltd.	12,825	86,641
Estia Health Ltd.	60,300	56,320
GDI Property Group	131,094	98,045
Genworth Mortgage Insurance Australia Ltd.	49,242	58,959
Growthpoint Properties Australia Ltd.	71,685	171,159
GWA Group Ltd.	52,112	96,613
Integral Diagnostics Ltd.	39,825	117,462
Integrated Research Ltd.	28,316	69,796
IPH Ltd.	52,066	240,221
Jumbo Interactive Ltd.	11,475	87,675
Jupiter Mines Ltd.(a)	330,930	66,233
McMillan Shakespeare Ltd.	18,135	118,948
Metcash Ltd.	236,700	490,357
Mount Gibson Iron Ltd.	109,940	52,500
Netwealth Group Ltd.	25,740	312,352
Pendal Group Ltd.	10,406	47,280
Perpetual Ltd.	12,195	232,939
Perseus Mining Ltd.(b)	310,905	265,275
Platinum Asset Management Ltd.	77,175	165,298
Pro Medicus Ltd.	12,710	289,100
Ramelius Resources Ltd.	199,800	270,797
Regis Healthcare Ltd.	34,695	25,095
Regis Resources Ltd.	136,225	397,006
Sandfire Resources Ltd.	46,622	144,712
Saracen Mineral Holdings Ltd.(b)	281,629	1,115,445
Service Stream Ltd.	86,040	121,447
Sigma Healthcare Ltd.(b)	240,491	89,509
Silver Lake Resources Ltd.(b)	238,140	352,863
St. Barbara Ltd.	183,344	341,196
Super Retail Group Ltd.	36,720	288,552
Tassal Group Ltd.	46,406	115,364
Technology One Ltd.	64,350	405,352
United Malt Grp Ltd.(b)	72,135	204,147
Waypoint REIT	131,670	247,807
Western Areas Ltd.	72,315	97,758
Westgold Resources Ltd.(b)	90,675	163,649
Whitehaven Coal Ltd.	233,175	174,391

		11,471,661

Austria — 0.0%
Zumtobel Group AG	7,335	41,012

Belgium — 2.6%
AGFA-Gevaert NV(b)	40,422	153,499
Barco NV	17,022	266,787
Befimmo SA	6,110	237,715
Bekaert SA	9,630	204,832
bpost SA(b)	26,460	234,401

Security	Shares	Value

Belgium (continued)
D’ieteren SA/NV	5,985	$300,128
Gimv NV	5,232	273,033
Intervest Offices & Warehouses NV	5,130	126,684
Montea C.V.A	2,850	312,727
Orange Belgium SA	7,795	129,844
Sioen Industries NV(b)	1,794	45,974
Van de Velde NV	1,506	38,331
Warehouses De Pauw CVA	32,404	1,084,059

		3,408,014

Canada — 9.2%
Alaris Equity Partners Income	9,791	90,101
Allied Properties REIT	13,303	322,361
Altus Group Ltd.	10,807	441,812
Andlauer Healthcare Group Inc.	2,925	93,453
Artis REIT	18,720	117,092
Badger Daylighting Ltd.(a)	9,235	267,765
Canaccord Genuity Group Inc.(a)	26,553	131,834
Canacol Energy Ltd.	37,305	101,002
Cascades Inc.	21,195	225,406
Celestica Inc.(b)	30,017	176,273
Centerra Gold Inc.	59,679	520,991
Cogeco Communications Inc.	4,372	304,287
Cogeco Inc.	1,350	80,675
Computer Modelling Group Ltd.	21,656	76,824
Corby Spirit and Wine Ltd.	3,207	35,790
Corus Entertainment Inc., Class B, NVS	55,305	146,003
Descartes Systems Group Inc. (The)(b)	21,105	1,130,792
Dream Industrial REIT	15,684	139,155
Dream Office REIT	7,027	92,281
DREAM Unlimited Corp., Class A	7,761	102,793
Dundee Precious Metals Inc.	38,475	255,086
ECN Capital Corp.	61,200	242,349
Eldorado Gold Corp.(b)	44,415	556,291
Enghouse Systems Ltd.	11,250	557,796
Evertz Technologies Ltd.	6,934	61,209
Frontera Energy Corp.	18,945	30,548
Genworth MI Canada Inc.	10,677	353,938
goeasy Ltd.	2,852	147,589
Gran Colombia Gold Corp.	14,445	64,352
Granite REIT	6,255	350,432
Home Capital Group Inc.(b)	13,680	249,623
InterRent REIT	15,670	133,507
Labrador Iron Ore Royalty Corp.	16,914	310,664
Lassonde Industries Inc., Class A	855	97,469
Linamar Corp.	12,240	399,784
Martinrea International Inc.	21,379	160,821
Minto Apartment Real Estate Investment Trust	4,770	58,420
Morguard North American Residential REIT	4,921	50,969
Morguard REIT	6,138	19,380
North West Co. Inc. (The)	12,985	319,914
Parex Resources Inc.(b)	37,405	363,853
Real Matters Inc.(b)	21,690	378,540
Silvercorp Metals Inc.	46,846	315,504
Sprott Inc.	4,980	148,800
Teranga Gold Corp.(b)	32,490	337,729
Torex Gold Resources Inc.(b)	22,815	307,314
Transcontinental Inc., Class A	19,489	230,649
Viemed Healthcare Inc.(b)	9,135	73,239
Wesdome Gold Mines Ltd.(b)	37,620	372,151
Westshore Terminals Investment Corp.	12,645	126,986

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Small-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor Intl Small-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Winpak Ltd.	8,865	$273,659

		11,945,255

Denmark — 0.6%
D/S Norden A/S	7,200	101,949
Matas A/S(b)	10,080	112,605
NNIT A/S(c)	3,426	57,784
Per Aarsleff Holding A/S	5,094	194,867
Scandinavian Tobacco Group A/S(c)	17,325	244,908

		712,113

Finland — 0.1%
Rovio Entertainment OYJ(c)	12,254	73,297

France — 2.3%
ABC arbitrage	9,458	78,222
AKWEL	2,880	51,999
Albioma SA	6,706	312,069
Aubay	1,641	55,147
Boiron SA	1,094	48,935
Bonduelle SCA	4,209	90,703
Cie. des Alpes	2,798	44,000
Coface SA(b)	25,065	195,619
Derichebourg SA	24,618	72,207
Gaztransport Et Technigaz SA	5,997	574,566
GL Events(b)	2,610	21,282
Groupe Crit(b)	633	38,932
Groupe Guillin	1,891	45,156
Guerbet	1,631	55,096
IPSOS	10,582	260,088
LNA Sante SA	1,360	70,180
Manitou BF SA(b)	2,835	56,140
Mercialys SA	17,190	82,298
Mersen SA(b)	4,564	118,289
Metropole Television SA(b)	7,020	77,111
Quadient SA	9,093	118,524
Societe BIC SA	6,660	318,850
Television Francaise 1(b)	10,800	63,405
Vilmorin & Cie SA	1,805	94,299

		2,943,117

Germany — 3.0%
ADVA Optical Networking SE(b)	11,070	84,977
alstria office REIT-AG	39,797	506,688
Bertrandt AG	1,440	49,399
bet-at-home.com AG	994	36,125
Borussia Dortmund GmbH & Co. KGaA(a)	15,211	74,630
Cewe Stiftung & Co. KGaA	1,499	142,832
Corestate Capital Holding SA(b)	3,285	47,755
CropEnergies AG	6,975	94,736
Datagroup SE(a)	1,035	46,959
Deutsche Beteiligungs AG	2,745	89,530
Deutz AG(b)	31,777	163,164
Draegerwerk AG & Co. KGaA	855	61,151
Eckert & Ziegler Strahlen- und Medizintechnik AG	3,780	173,043
Elmos Semiconductor SE	2,483	54,896
ElringKlinger AG(a)(b)	8,010	80,988
Hornbach Baumarkt AG	2,070	81,741
Hornbach Holding AG & Co. KGaA	2,794	269,155
JOST Werke AG(b)(c)	3,645	136,717
LPKF Laser & Electronics AG	4,455	84,172
Siltronic AG	5,490	519,660

Security	Shares	Value

Germany (continued)
Software AG	14,220	$509,514
Stratec SE	1,940	284,736
Takkt AG(b)	8,685	92,062
VERBIO Vereinigte BioEnergie AG	6,086	130,159
Wuestenrot & Wuerttembergische AG	6,525	108,689

		3,923,478

Hong Kong — 3.5%
BOCOM International Holdings Co. Ltd.	225,000	31,045
Cafe de Coral Holdings Ltd.	90,000	185,690
Champion REIT	540,000	261,127
Chow Sang Sang Holdings International Ltd.	90,000	98,300
CITIC Telecom International Holdings Ltd.	450,000	142,749
Comba Telecom Systems Holdings Ltd.	360,000	115,128
Crystal International Group Ltd.(c)	180,000	49,440
CSI Properties Ltd.	1,370,000	39,573
Dah Sing Financial Holdings Ltd.	36,000	89,503
Fairwood Holdings Ltd.	23,500	52,728
Giordano International Ltd.	360,000	57,100
Hang Lung Group Ltd.	225,000	497,882
Hutchison Telecommunications Hong Kong Holdings Ltd.	360,000	53,850
Hysan Development Co. Ltd.	152,000	483,156
Johnson Electric Holdings Ltd.	90,000	185,922
K Wah International Holdings Ltd.	360,000	170,371
Nissin Foods Co. Ltd.	90,000	84,373
Pacific Textiles Holdings Ltd.	225,000	127,662
Prosperity REIT	361,000	102,413
Regal Hotels International Holdings Ltd.	92,000	36,540
Shun Tak Holdings Ltd.	360,000	105,379
SITC International Holdings Co. Ltd.	360,000	555,214
SmarTone Telecommunications Holdings Ltd.	90,000	48,512
Stella International Holdings Ltd.	112,500	115,041
Sun Hung Kai & Co. Ltd.	135,000	52,399
Sunlight REIT	315,000	135,670
TK Group Holdings Ltd.	92,000	27,286
United Laboratories International Holdings Ltd. (The)	180,000	154,123
VSTECS Holdings Ltd.	188,000	117,578
VTech Holdings Ltd.	45,000	298,555

		4,474,309

Ireland — 0.4%
Greencore Group PLC	117,630	137,570
Hibernia REIT PLC	180,180	217,438
Uniphar PLC(b)	58,950	161,370

		516,378

Isle of Man — 0.1%
Strix Group PLC	52,787	153,229

Israel — 0.4%
Blue Square Real Estate Ltd.	1,395	57,248
Equital Ltd.(b)	1	14
Inmode Ltd.(b)	3,915	143,132
Mehadrin Ltd.(b)	0	14
Naphtha Israel Petroleum Corp. Ltd.(b)	9,540	37,246
Norstar Holdings Inc.(a)	2,565	11,114
Property & Building Corp. Ltd.(a)	540	44,384
REIT 1 Ltd.	47,926	182,891
Summit Real Estate Holdings Ltd.	10,080	88,414

		564,457

Italy — 1.5%
Ascopiave SpA	24,304	84,224

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Small-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor Intl Small-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Cairo Communication SpA(b)	14,040	$16,551
DeA Capital SpA	26,157	30,591
El.En. SpA(b)	2,880	63,002
Enav SpA(c)	71,400	247,847
Falck Renewables SpA	31,056	168,506
Immobiliare Grande Distribuzione SIIQ SpA	16,560	48,128
Iren SpA	150,396	341,793
Italmobiliare SpA	4,050	130,914
La Doria SpA	3,072	45,088
RAI Way SpA(c)	26,190	159,249
Sesa SpA(b)	2,077	194,761
Unipol Gruppo SpA(b)	115,020	419,093

		1,949,747

Japan — 28.7%
Achilles Corp.	4,500	67,582
Aichi Corp.	9,000	77,654
Aichi Steel Corp.	4,500	107,959
Aisan Industry Co. Ltd.	9,000	38,225
Alpha Systems Inc.	1,500	45,342
Anest Iwata Corp.	9,000	71,800
Arcland Sakamoto Co. Ltd.	9,400	180,555
Arcs Co. Ltd.	9,000	198,010
Argo Graphics Inc.	4,500	138,822
Asahi Co. Ltd.	4,500	74,168
Asahi Diamond Industrial Co. Ltd.	13,700	62,642
ASKA Pharmaceutical Co. Ltd.	4,600	57,643
Axial Retailing Inc.	4,500	190,477
Bando Chemical Industries Ltd.	9,100	49,530
Bank of the Ryukyus Ltd.	9,000	74,039
Belc Co. Ltd.	3,500	214,607
BML Inc.	4,500	126,038
Broadleaf Co. Ltd.	22,900	119,604
Bunka Shutter Co. Ltd.	13,500	105,892
C.I. Takiron Corp.	13,500	85,876
Canon Electronics Inc.	4,500	61,814
Capcom Co. Ltd.	22,500	1,237,565
Cawachi Ltd.	4,500	127,760
Chiyoda Integre Co. Ltd.	4,500	66,290
Chori Co. Ltd.	4,700	70,496
Chubu Shiryo Co. Ltd.	4,600	60,855
Chukyo Bank Ltd. (The)	4,500	90,611
Citizen Watch Co. Ltd.	72,000	190,090
CMK Corp.	9,200	41,010
Computer Engineering & Consulting Ltd.	4,700	66,764
CONEXIO Corp.	4,700	56,244
Corona Corp.	4,900	44,060
Cybozu Inc.	4,500	129,998
Daido Metal Co. Ltd.	9,100	43,959
Daiho Corp.	4,500	144,203
Daiichi Jitsugyo Co. Ltd.	1,000	35,489
Daiken Corp.	4,500	83,853
Daikyonishikawa Corp.	9,400	51,793
Daito Pharmaceutical Co. Ltd.	2,700	103,051
Daiwa Industries Ltd.	9,000	80,582
Daiwabo Holdings Co. Ltd.	4,500	293,572
Denyo Co. Ltd.	4,700	104,709
Dexerials Corp.	13,500	153,673
DKK Co. Ltd.	800	19,767
Doutor Nichires Holdings Co. Ltd.	9,000	126,210
DTS Corp.	9,000	174,766

Security	Shares	Value

Japan (continued)
Duskin Co. Ltd.	9,000	$229,175
Eagle Industry Co. Ltd.	4,500	35,642
EDION Corp.	22,500	221,040
Ehime Bank Ltd. (The)	9,000	96,250
Eiken Chemical Co. Ltd.	9,000	171,666
Eizo Corp.	4,500	169,815
Elan Corp.	4,500	101,330
Elecom Co. Ltd.	4,700	234,685
Elematec Corp.	4,500	41,066
EM Systems Co. Ltd.	9,000	67,582
EPS Holdings Inc.	9,000	81,270
ESPEC Corp.	4,600	74,100
Exedy Corp.	9,000	112,780
FCC Co. Ltd.	9,000	171,752
Feed One Co. Ltd.	5,400	46,851
Foster Electric Co. Ltd.	4,500	51,311
France Bed Holdings Co. Ltd.	4,500	36,245
Fuji Co. Ltd./Ehime	4,500	83,078
Fuji Pharma Co. Ltd.	4,500	49,890
Fujibo Holdings Inc.	4,500	155,826
Fujicco Co. Ltd.	4,500	86,264
Fujimori Kogyo Co. Ltd.	4,700	191,750
Fukuda Corp.	1,400	66,826
Fukui Computer Holdings Inc.	2,000	60,934
Future Corp.	4,600	78,676
G-7 Holdings Inc.	4,500	102,836
Gakken Holdings Co. Ltd.	6,100	82,041
Gecoss Corp.	4,800	41,691
Geo Holdings Corp.	9,200	136,231
Glory Ltd.	13,500	283,327
GMO GlobalSign Holdings KK	1,000	105,510
Godo Steel Ltd.	4,500	81,959
Goldcrest Co. Ltd.	4,600	58,611
G-Tekt Corp.	4,700	52,647
GungHo Online Entertainment Inc.	10,080	249,059
Gurunavi Inc.	9,000	53,032
Halows Co. Ltd.	1,600	50,354
Hamakyorex Co. Ltd.	4,600	129,807
Heiwado Co. Ltd.	9,100	184,455
Hibiya Engineering Ltd.	4,700	75,756
Hioki E.E. Corp.	1,900	66,793
Hisaka Works Ltd.	4,500	37,880
Hochiki Corp.	4,500	52,214
Hogy Medical Co. Ltd.	4,500	132,150
Hokkaido Electric Power Co. Inc.	45,000	174,335
Hokuetsu Corp.	31,500	103,654
Hosiden Corp.	13,500	119,064
Hosokawa Micron Corp.	1,500	75,043
Ichikoh Industries Ltd.	13,500	58,499
Icom Inc.	4,500	117,214
Inaba Denki Sangyo Co. Ltd.	10,000	239,908
Inabata & Co. Ltd.	13,500	156,127
Ines Corp.	5,100	72,690
Infocom Corp.	4,800	174,020
Infomart Corp.	54,000	446,298
Internet Initiative Japan Inc.	6,700	300,263
I-PEX Inc.	4,500	79,592
IR Japan Holdings Ltd.	2,000	221,159
Ishihara Sangyo Kaisha Ltd.	9,400	60,694
Itochu Enex Co. Ltd.	13,500	126,167

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Small-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor Intl Small-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Aviation Electronics Industry Ltd.	13,500	$184,537
Japan Medical Dynamic Marketing Inc.	4,500	94,658
Japan Pulp & Paper Co. Ltd.	1,400	48,814
Japan Wool Textile Co. Ltd. (The)	13,500	130,687
JCR Pharmaceuticals Co. Ltd.	18,000	464,377
JDC Corp.	9,000	46,489
Jeol Ltd.	9,000	284,963
JM Holdings Co. Ltd.	4,500	101,932
J-Oil Mills Inc.	3,300	116,482
Joshin Denki Co. Ltd.	4,700	116,084
JSP Corp.	4,500	63,880
JVCKenwood Corp.	45,000	60,694
K&O Energy Group Inc.	4,700	64,651
Kaga Electronics Co. Ltd.	4,700	90,367
Kaken Pharmaceutical Co. Ltd.	9,000	353,405
Kamei Corp.	4,800	48,211
Kanamoto Co. Ltd.	9,000	184,924
Kanematsu Corp.	18,000	212,474
Kanematsu Electronics Ltd.	4,500	181,007
Kanto Denka Kogyo Co. Ltd.	13,500	90,525
Katakura Industries Co. Ltd.	4,500	49,589
Keihanshin Building Co. Ltd.	9,000	163,229
Keiyo Bank Ltd. (The)	27,000	121,131
Kenedix Inc.	58,500	302,741
Kissei Pharmaceutical Co. Ltd.	4,500	88,330
Koa Corp.	300	3,699
Koatsu Gas Kogyo Co. Ltd.	9,000	65,602
Kohnan Shoji Co. Ltd.	4,500	153,458
Komori Corp.	9,000	57,509
Konica Minolta Inc.	121,500	306,830
Konishi Co. Ltd.	4,500	65,343
Kurabo Industries Ltd.	4,700	84,298
Kureha Corp.	4,500	190,047
Kyokuto Kaihatsu Kogyo Co. Ltd.	9,000	110,628
KYORIN Holdings Inc.	9,000	162,627
Life Corp.	4,500	157,978
Marudai Food Co. Ltd.	4,500	70,466
Maruwa Co. Ltd./Aichi	2,000	207,385
Maruzen Showa Unyu Co. Ltd.	4,500	131,289
Marvelous Inc.	9,100	67,897
Matsuda Sangyo Co. Ltd.	4,500	61,641
Max Co. Ltd.	4,500	62,632
Maxvalu Tokai Co. Ltd.	4,500	112,134
MCJ Co. Ltd.	18,000	164,607
Meidensha Corp.	9,000	137,058
Meisei Industrial Co. Ltd.	13,500	103,697
Menicon Co. Ltd.	7,300	515,343
Micronics Japan Co. Ltd.	9,400	92,525
Mimasu Semiconductor Industry Co. Ltd.	4,700	110,014
Mitsubishi Research Institute Inc.	800	28,927
Mitsuboshi Belting Ltd.	4,500	70,121
Mitsui Sugar Co. Ltd.	4,700	81,690
Mitsuuroko Group Holdings Co. Ltd.	9,000	107,356
Mizuno Corp.	4,500	74,770
Mochida Pharmaceutical Co. Ltd.	5,000	181,749
Monogatari Corp. (The)	1,200	122,135
MTI Ltd.	4,500	39,602
Musashino Bank Ltd. (The)	9,000	132,925
Nagaileben Co. Ltd.	4,500	112,522
NEC Networks & System Integration Corp.	18,000	311,651

Security	Shares	Value

Japan (continued)
Nichiden Corp.	4,500	$93,323
Nichiha Corp.	4,500	130,859
Nichireki Co. Ltd.	4,500	72,489
Nihon Kohden Corp.	22,500	703,798
Nippon Fine Chemical Co. Ltd.	4,500	64,353
Nippon Flour Mills Co. Ltd.	9,000	144,117
Nippon Koei Co. Ltd.	4,500	118,419
Nippon Light Metal Holdings Co. Ltd.	15,300	240,462
Nippon Road Co. Ltd. (The)	1,500	108,762
Nippon Seiki Co. Ltd.	9,000	101,071
Nippon Signal Co. Ltd.	14,100	122,198
Nippon Soda Co. Ltd.	4,500	117,730
Nishio Rent All Co. Ltd.	4,600	88,973
Nisshin Oillio Group Ltd. (The)	6,100	174,819
Nissin Corp.	4,600	64,111
Nissin Electric Co. Ltd.	13,500	134,303
Nitto Boseki Co. Ltd.	4,800	175,627
Nitto Kohki Co. Ltd.	4,700	77,914
Noritake Co. Ltd./Nagoya Japan	4,500	131,935
NS United Kaiun Kaisha Ltd.	4,500	60,781
Ohsho Food Service Corp.	4,500	246,652
Oiles Corp.	4,500	62,632
Okabe Co. Ltd.	9,000	67,926
Okinawa Electric Power Co. Inc. (The)	9,736	142,026
Okuwa Co. Ltd.	4,500	60,092
Organo Corp.	1,700	88,464
Osaka Soda Co. Ltd.	4,700	111,588
OSAKA Titanium Technologies Co. Ltd.(a)	4,500	32,930
Osaki Electric Co. Ltd.	13,600	81,829
OSJB Holdings Corp.	40,500	92,591
Oyo Corp.	4,600	52,627
Pack Corp. (The)	4,500	126,038
PAL GROUP Holdings Co. Ltd.	4,500	51,999
Paramount Bed Holdings Co. Ltd.	4,500	173,474
Press Kogyo Co. Ltd.	27,000	71,284
Prima Meat Packers Ltd.	9,000	255,519
Proto Corp.	5,100	54,639
Raito Kogyo Co. Ltd.	13,500	190,477
Raiznext Corp.	9,500	109,594
Raysum Co. Ltd.	4,500	40,721
Riken Keiki Co. Ltd.	4,600	118,718
Riken Vitamin Co. Ltd.	4,500	66,420
Riso Kagaku Corp.	4,500	53,721
Rock Field Co. Ltd.	4,500	61,168
Ryobi Ltd.	4,800	51,655
S.T. Corp.	4,500	85,876
Saizeriya Co. Ltd.	9,000	155,567
Sakai Chemical Industry Co. Ltd.	4,700	86,681
Sakata INX Corp.	9,000	93,409
San ju San Financial Group Inc.	4,500	56,089
San-Ai Oil Co. Ltd.	13,500	135,207
Sanyo Chemical Industries Ltd.	4,500	189,832
SB Technology Corp.	4,500	153,028
SBS Holdings Inc.	4,500	102,061
Seikagaku Corp.	9,200	84,308
Sekisui Jushi Corp.	4,500	90,353
Sekisui Kasei Co. Ltd.	4,600	24,465
Shikoku Chemicals Corp.	4,500	49,330
Shin-Etsu Polymer Co. Ltd.	9,600	84,944
Shinko Electric Industries Co. Ltd.	18,300	318,071

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Small-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor Intl Small-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shinko Shoji Co. Ltd.	9,000	$74,125
Shinnihon Corp.	4,600	38,238
Shizuoka Gas Co. Ltd.	13,500	118,290
Shoei Foods Corp.	2,500	90,516
Showa Sangyo Co. Ltd.	4,500	138,822
Sinfonia Technology Co. Ltd.	4,500	48,771
Sinko Industries Ltd.	4,600	64,287
Sintokogio Ltd.	9,000	61,814
SKY Perfect JSAT Holdings Inc.	36,000	153,243
Software Service Inc.	600	64,396
St. Marc Holdings Co. Ltd.	4,600	65,431
Starzen Co. Ltd.	1,300	48,312
Stella Chemifa Corp.	4,500	125,177
Sumitomo Densetsu Co. Ltd.	4,700	111,408
Sumitomo Mitsui Construction Co. Ltd.	40,540	155,893
Sun Frontier Fudousan Co. Ltd.	9,300	74,460
Tachibana Eletech Co. Ltd.	4,500	73,393
Tachi-S Co. Ltd.	9,000	90,396
Taiko Pharmaceutical Co. Ltd.	4,500	80,495
Taiyo Yuden Co. Ltd.	31,500	1,157,069
Takara Standard Co. Ltd.	9,000	117,515
Takasago International Corp.	4,500	87,770
Tama Home Co. Ltd.	4,500	59,188
Tamron Co. Ltd.	4,600	68,248
Tamura Corp.	18,300	86,126
Tatsuta Electric Wire and Cable Co. Ltd.	9,400	50,444
Tayca Corp.	4,500	59,747
Tekken Corp.	4,500	83,853
Tenma Corp.	4,500	78,645
TKC Corp.	4,500	278,075
Tocalo Co. Ltd.	13,500	134,044
Toenec Corp.	1,400	45,399
Toho Holdings Co. Ltd.	13,500	248,847
Tokai Corp./Gifu	4,800	93,438
Tokai Rika Co. Ltd.	13,500	209,848
Tokuyama Corp.	13,500	298,823
Tokyo Steel Manufacturing Co. Ltd.	22,500	142,481
Tokyu Construction Co. Ltd.	22,500	98,790
Tonami Holdings Co. Ltd.	1,200	64,282
Topre Corp.	9,400	93,964
Topy Industries Ltd.(b)	4,700	48,960
Torii Pharmaceutical Co. Ltd.	4,500	127,501
Tosei Corp.	9,200	91,877
Toshiba TEC Corp.	9,000	359,001
Towa Pharmaceutical Co. Ltd.	9,000	166,070
Toyo Construction Co. Ltd.	22,500	85,661
Toyo Gosei Co. Ltd.	1,200	116,740
Toyo Tanso Co. Ltd.	4,500	75,502
TPR Co. Ltd.	4,700	55,839
TS Tech Co. Ltd.	9,000	247,513
Tsubakimoto Chain Co.	9,000	199,216
Tsurumi Manufacturing Co. Ltd.	4,700	79,128
TV Asahi Holdings Corp.	4,500	67,754
Unipres Corp.	9,400	72,384
Valor Holdings Co. Ltd.	9,000	221,341
Valqua Ltd.	4,600	76,784
Vital KSK Holdings Inc.	9,600	86,413
Wakita & Co. Ltd.	9,000	92,979
Warabeya Nichiyo Holdings Co. Ltd.	4,700	67,079
World Co. Ltd.	4,500	56,949

Security	Shares	Value

Japan (continued)
Xebio Holdings Co. Ltd.	4,500	$29,228
Yahagi Construction Co. Ltd.	9,400	75,081
YAMABIKO Corp.	9,200	114,846
YAMADA Consulting Group Co. Ltd.	4,500	43,218
Yamazen Corp.	13,500	131,849
Yellow Hat Ltd.	9,400	153,310
Yodogawa Steel Works Ltd.	4,500	84,197
Yokowo Co. Ltd.	4,500	112,995
Yondoshi Holdings Inc.	4,500	76,449
Yorozu Corp.	4,700	50,579
Yuasa Trading Co. Ltd.	4,700	133,438
Yurtec Corp.	9,100	54,840
ZERIA Pharmaceutical Co. Ltd.	4,500	79,721
Zuken Inc.	4,500	113,512

		37,066,935

Netherlands — 5.0%
Arcadis NV(a)(b)	19,288	449,352
ASM International NV	12,379	1,770,736
ASR Nederland NV	37,011	1,125,230
BE Semiconductor Industries NV	19,091	771,441
Cementir Holding NV	10,859	69,191
Flow Traders(c)	9,270	303,644
ForFarmers NV	10,406	60,971
Koninklijke BAM Groep NV(b)	77,940	96,780
NIBC Holding NV(b)(c)	9,795	84,318
NSI NV	4,916	155,758
Pharming Group NV(a)(b)	166,860	173,531
SIF Holding NV(a)(b)	3,195	54,783
Signify NV(b)(c)	34,523	1,230,149
Vastned Retail NV	3,333	88,131

		6,434,015

Norway — 0.6%
BW LPG Ltd.(c)	22,185	96,317
Crayon Group Holding ASA(b)(c)	9,225	102,105
Europris ASA(c)	44,235	229,069
Fjordkraft Holding ASA(c)	24,940	204,293
Selvaag Bolig ASA	12,111	60,245
Stolt-Nielsen Ltd.	6,599	60,751

		752,780

Singapore — 0.6%
AIMS APAC REIT	135,000	116,661
First REIT	162,000	47,455
Japfa Ltd.	112,500	53,140
Sasseur Real Estate Investment Trust(a)	103,500	56,847
Sheng Siong Group Ltd.	180,700	220,995
SIIC Environment Holdings Ltd.	301,500	39,965
Starhill Global REIT	387,000	117,616
Yanlord Land Group Ltd.	162,000	124,570

		777,249

Spain — 1.3%
Acciona SA	3,870	390,841
Atresmedia Corp. de Medios de Comunicacion SA	23,490	61,565
eDreams ODIGEO SA(b)	17,872	46,216
Faes Farma SA	76,417	287,961
Grupo Empresarial San Jose SA	5,670	26,485
Lar Espana Real Estate Socimi SA	15,795	56,300
Mediaset Espana Comunicacion SA(b)	45,405	151,794
Miquel y Costas & Miquel SA	5,130	70,155

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Small-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor Intl Small-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Pharma Mar SA(a)	4,037	$541,258

		1,632,575

Sweden — 3.0%
AcadeMedia AB(c)	22,230	178,816
Arjo AB, Class B	57,915	411,534
Betsson AB	27,540	210,081
BioGaia AB, Class B	4,145	197,211
Biotage AB(b)	14,538	242,214
Bure Equity AB	13,140	381,749
Cellavision AB(b)	4,140	129,579
Clas Ohlson AB, Class B(b)	10,170	90,261
Creades AB, Class A	1,170	116,459
Getinge AB, Class B	39,240	768,608
Inwido AB(b)	14,490	153,591
Kambi Group PLC(b)	6,525	211,852
Klovern AB, Class B	128,115	195,314
Lindab International AB	19,125	295,647
Ratos AB, Class B	58,950	215,107
Scandi Standard AB(b)	12,555	85,053

		3,883,076

Switzerland — 7.3%
ALSO Holding AG, Registered	1,719	402,297
APG SGA SA(b)	361	70,266
Ascom Holding AG, Registered(b)	7,795	93,382
Bachem Holding AG, Class B, Registered	1,396	564,310
Belimo Holding AG	135	1,004,528
BKW AG	5,588	556,026
Burkhalter Holding AG	1,080	69,404
Coltene Holding AG, Registered	1,260	97,193
Galenica AG(c)	12,583	794,889
Gurit Holding AG, Bearer	94	196,707
Huber + Suhner AG, Registered	4,008	289,050
Implenia AG, Registered	3,645	73,055
Inficon Holding AG, Registered	452	331,399
Interroll Holding AG, Registered	180	483,116
Intershop Holding AG	315	193,148
Kardex Holding AG, Registered	1,712	301,848
Landis+Gyr Group AG(b)	5,850	326,791
LEM Holding SA, Registered	135	244,798
Orior AG	1,579	115,081
Rieter Holding AG, Registered	730	62,841
Sensirion Holding AG(a)(b)(c)	2,250	123,970
SFS Group AG	4,410	411,385
Siegfried Holding AG, Registered	1,042	659,954
Tecan Group AG, Registered	3,240	1,537,723
TX Group AG	630	44,129
u-blox Holding AG	1,710	85,971
Vetropack Holding AG(b)	2,751	153,375
Zehnder Group AG, Registered	2,612	124,965

		9,411,601

United Kingdom — 20.1%
888 Holdings PLC	99,759	345,689
Advanced Medical Solutions Group PLC	52,926	143,710
AG Barr PLC(b)	27,225	165,977
Aggreko PLC	69,310	395,573
AJ Bell PLC	76,140	413,486
Alfa Financial Software Holdings PLC(c)	28,125	49,312
Alliance Pharma PLC	114,436	108,755
Anglo Pacific Group PLC	47,406	64,729

Security	Shares	Value

United Kingdom (continued)
Ashmore Group PLC	113,535	$522,904
Bakkavor Group PLC(b)(c)	42,345	32,304
Big Yellow Group PLC	43,017	611,831
Bodycote PLC	51,570	433,754
Brewin Dolphin Holdings PLC	80,602	253,251
Centamin PLC	311,823	499,751
Central Asia Metals PLC	44,914	97,796
CMC Markets PLC(c)	30,422	131,381
Craneware PLC(a)	5,400	108,573
CVS Group PLC	18,225	291,027
Derwent London PLC	28,331	973,678
Dialog Semiconductor PLC(b)	19,457	742,942
Dunelm Group PLC	27,291	459,793
EMIS Group PLC	14,906	191,964
Empiric Student Property PLC	162,541	113,489
Equiniti Group PLC(b)(c)	97,344	130,145
Ferrexpo PLC	77,905	191,893
Forterra PLC(b)(c)	55,854	130,428
Frontier Developments PLC(b)	5,718	192,967
Games Workshop Group PLC	8,110	1,087,422
Go-Ahead Group PLC (The)	11,342	85,792
Greggs PLC(b)	26,832	446,509
Halfords Group PLC	52,923	164,573
Helical PLC	28,935	127,204
Hochschild Mining PLC(b)	68,895	195,979
Hotel Chocolat Group PLC(b)	12,427	55,435
Howden Joinery Group PLC(b)	160,965	1,325,358
Ibstock PLC(b)(c)	109,624	227,641
Ideagen PLC	47,700	132,604
IG Design Group PLC	12,690	71,540
IG Group Holdings PLC	99,200	976,101
Indivior PLC(b)	198,045	282,448
iomart Group PLC(a)	24,707	100,311
Judges Scientific PLC	1,260	87,976
Jupiter Fund Management PLC	124,384	373,444
Just Group PLC(b)	273,330	148,788
Kainos Group PLC	21,475	342,647
Keller Group PLC	19,082	125,339
LondonMetric Property PLC	186,634	520,764
LXI REIT PLC	135,495	191,663
Man Group PLC	408,555	568,146
Marshalls PLC(b)	52,252	452,327
McCarthy & Stone PLC(b)(c)	141,615	214,969
Mediclinic International PLC	109,980	401,869
Mitchells & Butlers PLC(b)	52,990	107,433
Moneysupermarket.com Group PLC	142,881	449,300
Morgan Sindall Group PLC(b)	10,575	150,955
NCC Group PLC	73,755	174,137
Numis Corp. PLC	17,599	67,811
Pagegroup PLC(b)	87,356	403,914
Patisserie Holdings PLC(b)(d)	3,062	0	(e)
Petropavlovsk PLC(b)	498,510	172,101
Pets at Home Group PLC	134,010	668,148
Picton Property Income Ltd. (The)	146,946	118,371
Plus500 Ltd	26,201	499,868
Polypipe Group PLC(b)	61,624	366,527
Premier Foods PLC(b)	160,073	191,244
PZ Cussons PLC	57,533	172,585
Redde Northgate PLC	66,083	152,093
Royal Mail PLC	241,560	709,005

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Small-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor Intl Small-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Sabre Insurance Group PLC(c)	65,750	$194,684
Safestore Holdings PLC	56,341	585,341
Savills PLC(b)	38,030	408,872
Schroder REIT Ltd.	137,528	54,770
Serica Energy PLC	48,195	65,183
Silence Therapeutics PLC(b)	7,605	33,925
Softcat PLC	31,817	462,818
Spire Healthcare Group PLC(c)	77,337	118,996
Spirent Communications PLC	163,305	611,289
Stagecoach Group PLC	105,615	51,948
Standard Life Investment Property Income Trust Ltd.	98,520	67,515
Tate & Lyle PLC	126,772	975,629
Telecom Plus PLC	16,637	286,105
TORM PLC	8,010	51,132
UK Commercial Property REIT Ltd.	202,057	178,179
Vectura Group PLC(b)	167,535	223,122
Victrex PLC	22,725	542,124
Warehouse REIT PLC	81,586	112,875
Watkin Jones PLC	39,252	67,907

		25,999,857

Total Common Stocks — 99.2% (Cost: $123,622,051)		128,134,155

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	2,298	184,701
STO SE & Co. KGaA, Preference Shares, NVS	685	85,697

		270,398

Total Preferred Stocks — 0.2% (Cost: $234,712)		270,398

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(f)(g)(h)	1,835,982	$1,837,267
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)	50,000	50,000

		1,887,267

Total Short-Term Investments — 1.5% (Cost: $1,886,486)		1,887,267

Total Investments in Securities — 100.9% (Cost: $125,743,249)		130,291,820

Other Assets, Less Liabilities — (0.9)%		(1,165,039)

Net Assets — 100.0%		$129,126,781

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,478,797	$359,112	(a)	$—	$(213)	$(429)	$1,837,267	1,835,982	$7,926	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	10,000	(a)	—	—	—	50,000	50,000	8		—

					$(213)	$(429)	$1,887,267		$7,934		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Small-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor Intl Small-Cap ETF)

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	9	12/18/20	$310	$(27,353)
FTSE 100 Index	5	12/18/20	360	(20,507)

				$(47,860)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$128,134,155	$—	$0	(a)	$128,134,155
Preferred Stocks	270,398	—	—		270,398
Money Market Funds	1,887,267	—	—		1,887,267

	$130,291,820	$—	$0	(a)	$130,291,820

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(47,860)	$—	$—		$(47,860)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares